Shareholder Report, Holdings (Details) - C000235057	Dec. 31, 2024
Asia
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Europe
Holdings [Line Items]
Percent of Net Asset Value	14.70%
North America
Holdings [Line Items]
Percent of Net Asset Value	61.10%
South America
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%